Risk Management and Report (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($)		Dec. 31, 2024 CLF	Dec. 31, 2023 CLP ($)		Dec. 31, 2022 CLP ($)
Risk Management and Report [Line Items]
Credit committee amount (in Unidad de Fomento) | CLF			CLF 750,000
Maximum exposure to credit risk does not exceed in percentage	10.00%		10.00%	10.00%
Number of collateral assets	248,807		248,807	246,063
Value of guarantees, classified as impaired	$ 183,021			$ 140,371
Value of guarantees, classified as non-impaired	521,142			459,858
Assets received in lieu of payment	$ 44,876			25,924
Percentage of renegotiated portfolio of Banco de Chile on total loans	2.96%		2.96%
Description of liquidity coverage ratio	the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, the minimum level required is 1 time (100%) of the LCR indicator, while for the second the limit requirement is 0.8 times (80%) of the NSFR indicator.		the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, the minimum level required is 1 time (100%) of the LCR indicator, while for the second the limit requirement is 0.8 times (80%) of the NSFR indicator.
Observed rates	99.00%		99.00%
Maximum potential loss impact on the trading book	$ 15,808
Potential impacts on equity accounts	$ 98,936
COVID-19 Contingency [Member]
Risk Management and Report [Line Items]
Annual sales (in Unidad de Fomento) | CLF			CLF 1,000,000
Percentage of the guaranteed amount	5.00%		5.00%
Provision equivalent percentage	100.00%		100.00%
loan risk	$ 10,809			16,372		$ 32,743
Consolidated Currency One [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	4,272,394,620,745
Consolidated Currency Three [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	4,969,011,204,151
Consolidated Currency [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	4,272,436,457,280
Consolidated Currency Two [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	$ 4,969,053,040,687
Bottom of range [Member] | COVID-19 Contingency [Member]
Risk Management and Report [Line Items]
Percentage of guarantee coverage loans	60.00%		60.00%
Top of range [Member] | COVID-19 Contingency [Member]
Risk Management and Report [Line Items]
Percentage of guarantee coverage loans	85.00%		85.00%
Credit Exposure Factor [Member]
Risk Management and Report [Line Items]
Maximum exposure to credit risk does not exceed in percentage	95.00%		95.00%
Confidence level 1 [Member]
Risk Management and Report [Line Items]
Observed rates	99.00%		99.00%
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	$ 2,303,353			2,035,540
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	227,670	[1]		212,639	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | France [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	28,892			33,034
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | Spain [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	2,313			7
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	2,070,481	[3]		1,818,155	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | France [Member]
Risk Management and Report [Line Items]
Others				38,199
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | France [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	43,194
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | Spain [Member]
Risk Management and Report [Line Items]
Others				31,881
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | Spain [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	31,437
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | Canada [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	92,761
Financial Assets at fair value through other comprehensive income [Member] | China [Member]
Risk Management and Report [Line Items]
Others	32,260			$ 109,229
Financial Assets at fair value through other comprehensive income [Member] | Netherlands [Member]
Risk Management and Report [Line Items]
Others	$ 26,931

[1]	Others includes: France Ch$28,892 million and Spain Ch$2,313 million.
[2]	Others includes: France Ch$33,034 million and Spain Ch$7 million.
[3]	Others includes: France Ch$43,194 million, Spain Ch$31,437 million and Canada Ch$92,761 million.
[4]	Others includes: France Ch$38,199 million and Spain Ch$31,881 million.